Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. We did not use any financial performance measure to link “Compensation Actually Paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional discussion of how executive compensation is linked to Company performance, please see the section labeled “Compensation Discussion and Analysis” in this proxy statement.

	Summary Compensation Table Total for Jean-Pierre	Compensation Actually Paid to Jean-Pierre	Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment based on:(4)
Year	Sommadossi, Ph.D.(1) ($)	Sommadossi, Ph.D.(1)(2)(3) ($)	Table Total for Non-PEO NEOs(1) ($)	Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	5,878,026	705,198	1,860,101	387,388	15.85	104.54	(116)
2021	34,104,892	(1,459,864)	8,024,996	(7,212,212)	29.47	116.31	121
2020	2,886,987	7,266,142	2,925,389	13,010,586	137.71	116.28	(11)

(1)
Jean-Pierre Sommadossi, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Janet Hammond, M.D., Ph.D.	Andrea Corcoran	Andrea Corcoran
Maria Arantxa Horga, M.D.	Janet Hammond, M.D., Ph.D	Janet Hammond, M.D., Ph.D
Nathaniel Brown, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.
	John Vavricka	John Vavricka

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The first public trading date of the Company's common stock in connection with our initial public offering ("IPO") occurred on October 30, 2020. Adjustments for Compensation Actually Paid for 2020 was calculated based on the change in value of equity awards commencing on such date.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year.

Year	Summary Compensation Table Total for Jean-Pierre Sommadossi, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)	Compensation Actually Paid to Jean-Pierre Sommadossi, Ph.D. ($)
2022	5,878,026	(4,779,526)	(393,302)	705,198
2021	34,104,892	(33,123,392)	(2,441,364)	(1,459,864)
2020	2,886,987	(1,984,000)	6,363,155	7,266,142

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,860,101	(1,153,460)	(319,253)	387,388
2021	8,024,996	(7,397,126)	(7,840,082)	(7,212,212)
2020	2,925,389	(2,446,929)	12,532,126	13,010,586

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. However, with respect to 2020, the Inclusion of Equity Values for all awards granted prior to the IPO in October 2020 that remained unvested as of the IPO have been calculated from the initial public trading date and not from the last day of the prior fiscal year (or the grant date for awards granted in 2020 prior to the IPO) using the closing market price on the first trading day of our common stock:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Total - Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)
2022	995,459	(1,239,247)	384,540	(534,054)	(393,302)
2021	2,410,219	(6,562,866)	2,812,427	(1,101,144)	(2,441,364)
2020	3,289,323	2,747,645	192,036	134,151	6,363,155

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	445,024	(659,698)	171,911	(276,490)	(319,253)
2021	538,246	(7,555,470)	628,066	(1,450,924)	(7,840,082)
2020	12,532,126	—	—	—	12,532,126

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our common stock, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Janet Hammond, M.D., Ph.D.	Andrea Corcoran	Andrea Corcoran
Maria Arantxa Horga, M.D.	Janet Hammond, M.D., Ph.D	Janet Hammond, M.D., Ph.D
Nathaniel Brown, M.D.	Maria Arantxa Horga, M.D.	Maria Arantxa Horga, M.D.
	John Vavricka	John Vavricka

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our common stock, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,878,026	$ 34,104,892	$ 2,886,987
PEO Actually Paid Compensation Amount	$ 705,198	(1,459,864)	7,266,142
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Jean-Pierre Sommadossi, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)	Compensation Actually Paid to Jean-Pierre Sommadossi, Ph.D. ($)
2022	5,878,026	(4,779,526)	(393,302)	705,198
2021	34,104,892	(33,123,392)	(2,441,364)	(1,459,864)
2020	2,886,987	(1,984,000)	6,363,155	7,266,142

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jean-Pierre Sommadossi, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jean-Pierre Sommadossi, Ph.D. ($)	Total - Inclusion of Equity Values for Jean-Pierre Sommadossi, Ph.D. ($)
2022	995,459	(1,239,247)	384,540	(534,054)	(393,302)
2021	2,410,219	(6,562,866)	2,812,427	(1,101,144)	(2,441,364)
2020	3,289,323	2,747,645	192,036	134,151	6,363,155

Non-PEO NEO Average Total Compensation Amount	$ 1,860,101	8,024,996	2,925,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 387,388	(7,212,212)	13,010,586
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,860,101	(1,153,460)	(319,253)	387,388
2021	8,024,996	(7,397,126)	(7,840,082)	(7,212,212)
2020	2,925,389	(2,446,929)	12,532,126	13,010,586

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	445,024	(659,698)	171,911	(276,490)	(319,253)
2021	538,246	(7,555,470)	628,066	(1,450,924)	(7,840,082)
2020	12,532,126	—	—	—	12,532,126

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR from the Company’s first public trading date of the Company's common stock on October 30, 2020 through the end of each of the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart compares our cumulative TSR from October 30, 2020, the first public trading date of our common stock, through the end of the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Total Shareholder Return Amount	$ 15.85	29.47	137.71
Peer Group Total Shareholder Return Amount	104.54	116.31	116.28
Net Income (Loss)	$ (116,000,000)	$ 121,000,000	$ (11,000,000)
PEO Name	Jean-Pierre Sommadossi, Ph.D.	Jean-Pierre Sommadossi, Ph.D.	Jean-Pierre Sommadossi, Ph.D.
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,779,526)	$ (33,123,392)	$ (1,984,000)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,302)	(2,441,364)	6,363,155
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	995,459	2,410,219	3,289,323
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,239,247)	(6,562,866)	2,747,645
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	384,540	2,812,427	192,036
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(534,054)	(1,101,144)	134,151
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,153,460)	(7,397,126)	(2,446,929)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(319,253)	(7,840,082)	12,532,126
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,024	538,246	$ 12,532,126
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(659,698)	(7,555,470)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,911	628,066
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (276,490)	$ (1,450,924)